Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug 24, 2012
Registrant Name	dei_EntityRegistrantName	ADVISORS SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001027596
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 24, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug 28, 2012
SiM Dynamic Allocation Diversified Income Fund (Prospectus Summary) | SiM Dynamic Allocation Diversified Income Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SDDAX
SiM Dynamic Allocation Diversified Income Fund (Prospectus Summary) | SiM Dynamic Allocation Diversified Income Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SDDCX
SiM Dynamic Allocation Diversified Income Fund (Prospectus Summary) | SiM Dynamic Allocation Diversified Income Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
SiM Dynamic Allocation Equity Income Fund (Prospectus Summary) | SiM Dynamic Allocation Equity Income Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SDEAX
SiM Dynamic Allocation Equity Income Fund (Prospectus Summary) | SiM Dynamic Allocation Equity Income Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SDECX
SiM Dynamic Allocation Equity Income Fund (Prospectus Summary) | SiM Dynamic Allocation Equity Income Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A

SiM Dynamic Allocation Diversified Income Fund (Prospectus Summary) | SiM Dynamic Allocation Diversified Income Fund
SiM Dynamic Allocation Diversified Income Fund (the "Diversified Income Fund")
Investment Objective
The Diversified Income Fund seeks to provide total return, consisting primarily of growth of income with some long-term capital appreciation.
Fees and Expenses of the Diversified Income Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Diversified Income Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the SiM Funds. More information about these and other discounts is available from your financial professional and in the "Shareholder Information" section on page 18 of the Fund's Prospectus and the "Additional Purchase and Redemption
Information" section on page 35 of the Fund's Statement of Additional Information
("SAI").
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees SiM Dynamic Allocation Diversified Income Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	none	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SiM Dynamic Allocation Diversified Income Fund		Class A	Class C	Class I
Management Fees		0.75%	0.75%	0.75%
Distribution and Service (Rule 12b-1) Fees		0.25%	1.00%	none
Other Expenses		3.51%	2.20%	3.51%
Acquired Fund Fees and Expenses		0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses	[1]	4.79%	4.23%	4.54%
Less: Fee Waiver and/or Expense Reimbursement	[2]	(3.16%)	(1.85%)	(3.16%)
Net Annual Fund Operating Expenses		1.63%	2.38%	1.38%
[1]	Total Annual Fund Operating Expenses does not correlate to the Ratio of Expenses to Average Net Assets Before Expense Reimbursement in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include the 0.28% attributed to acquired fund fees and expenses ("AFFE").
[2]	Strategic Income Management, LLC (the "Adviser") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses in order to limit the Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) to 1.35%, 2.10% and 1.10% of average daily net assets of the Fund's Class A, Class C and Class I shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least August 28, 2013, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example
This Example is intended to help you compare the cost of investing in the
Diversified Income Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example SiM Dynamic Allocation Diversified Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	535	1,490	2,449	4,864
Class C	341	1,116	2,004	4,286
Class I	140	1,086	2,040	4,463

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SiM Dynamic Allocation Diversified Income Fund Class C	241	1,116	2,004	4,286

Portfolio Turnover
The Diversified Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 13.88% of the average value of its portfolio.
Principal Investment Strategies of the Diversified Income Fund
The Diversified Income Fund is considered a "fund-of-funds" that seeks to achieve its investment objective by primarily investing in exchange-traded funds ("ETFs")
and other exchange-traded products such as exchange-traded notes ("ETNs"), exchange-traded trusts and closed-end funds (collectively, with ETFs and ETNs,
"Underlying ETPs"), that offer diversified exposure to various different types of investments, regions and sectors. The Underlying ETPs can invest in many different types of investments, such as equities (including common stocks and convertible securities), debt securities of all maturities and ratings (including corporate and government debt securities as well as mortgage-backed securities, preferred stocks and high yield securities ("junk bonds")), commodities and real estate investment trusts ("REITs"). The Underlying ETPs may also have exposure to different global regions, foreign countries (including emerging markets), and investment styles (all market capitalizations, as well as both value and growth securities).

In addition to investing in Underlying ETPs, the Diversified Income Fund may
also invest a portion of its portfolio directly in REITs and individual fixed income securities ("Individual Fixed Income Securities") of any maturity, some of which could include investment grade and below investment grade (such as BBB or lower by Standard & Poor's Ratings Services or Fitch Ratings and/or Baa or
lower by Moody's Investors Service, Inc.) securities (known as "high yield securities" or "junk bonds"). Individual Fixed Income Securities in which the
Diversified Income Fund may invest include: corporate bonds, preferred stock, bank and senior loans, emerging market debt, and Rule 144A securities. The
Underlying ETPs, REITs and Individual Fixed Income Securities are referred to collectively in this Prospectus as the "Fund Assets."

The Diversified Income Fund seeks to offer the potential for total return from a high level of income and a low level of capital growth, with exposure to a low level of principal risk. The Diversified Income Fund generally invests at least
60% of its net assets in fixed income securities and at least 15% of its net assets in equity securities. No more than half of the fixed income securities will be invested in high yield securities, whether through the Underlying ETPs or in Individual Fixed Income Securities.

The Diversified Income Fund allocates its investments in the Fund Assets in accordance with the Adviser's outlook for the economy, the financial markets and the relative market valuations of the Fund Assets. The Adviser's outlook is based on the Adviser's research regarding market forces affecting the economy, capital markets, and potential investment sectors, and the Adviser's analysis of historical and projected risk, return, and correlation between the asset classes considered for each Fund. The Adviser then examines a number of possible Fund portfolio compositions of available ETF and individual fixed income security holdings. For potential ETF investments, the Adviser analyzes every individual underlying security within each potential ETF investment. In assessing the underlying ETF holdings, the Adviser analyzes equity styles, sectors, industries, countries, and capitalizations, as well as bond ratings, maturities, and interest rates. The Diversified Income Fund will sell Fund
Assets or reduce investment exposure among market segments, if appropriate, when the Adviser's research methodology as described above indicates a low relative strength of a particular asset class, equity/fixed income style, size, sector, industry, or country market segment, and that such market segment(s) is likely to underperform the market as a whole.
Principal Risks of Investing in the Diversified Income Fund
Losing all or a portion of your investment is a risk of investing in the
Diversified Income Fund. The following additional risks could affect the value of your investment:

Asset Allocation Risk. The selection of the Fund Assets, and the allocation of the Fund Assets among the various market segments, may cause the Diversified
Income Fund to underperform other funds with a similar investment objective that do not employ an asset allocation strategy. Because the risks and returns of different asset classes can vary widely over any given time period, the
Diversified Income Fund's performance could suffer if a particular asset class does not perform as expected.

Closed-End Fund Risk. Secondary market trading prices of shares of closed-end funds should be expected to fluctuate and such prices may be higher or lower than the net asset value ("NAV") of a closed-end fund's portfolio holdings.
There can be no guarantee that shares of a closed-end fund held by the Diversified
Income Fund will not trade at a persistent and ongoing discount. Nor can there be any guarantee that an active market in shares of closed-end funds held by the
Diversified Income Fund will exist. The Diversified Income Fund may not be able to sell closed-end fund shares at a price equal to the NAV of the closed-end fund.

Exchange-Traded Investments Risk. The Diversified Income Fund may invest in ETFs and ETNs. While the risks of owning shares of an ETF or ETN generally reflect the risks of owning the underlying investments of the ETF or ETN, lack of liquidity in an ETF or ETN can result in its value being more volatile than the underlying portfolio investments. While ETFs and ETNs have historically traded at or near the value of their underlying assets, there is no guarantee that they will continue to do so and such shares can trade at prices higher or lower than the value of their underlying assets.

Market Risk. The value of securities the Diversified Income Fund holds or the overall stock market may decline over short or extended periods, which may cause the value of your investment in the Diversified Income Fund to decrease.

Individual Fixed Income Securities Risk. The following risks associated with the
Diversified Income Fund's investment in fixed income securities are also applicable to the Underlying ETPs:

·  Credit Risk. The risk that a decline in the credit quality of an investment could cause the Fund's share price to fall. The Fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations.

·  Fixed Income Risk. The risk that the securities may be paid off earlier or later than expected. Either situation could cause the Fund to hold securities paying lower-than-market rates of interest, which could affect the Fund's yield or share price, sometimes negatively.

·  High Yield Risk. The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer's continuing ability to make principal and interest payments.

·  Interest Rate Risk. The risk that an increase in interest rates typically causes a decline in the value of fixed income and other debt securities. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities.

Real Estate Investment Trusts Risk. Investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.
This risk is also applicable to the Underlying ETPs.

Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for public securities. Rule 144A securities carry the risk that the trading market may not continue.

Underlying Fund Investment Risk. Through its investments in the Underlying ETPs, the Diversified Income Fund will be subject to the risks associated with the
Underlying ETPs' investments, including the possibility that the value of the securities or other assets held by an Underlying ETP could decrease. These risks include any combination of the risks described below, although the Diversified
Income Fund's exposure to a particular risk will be proportionate to the
Diversified Income Fund's overall allocation and Underlying ETP's asset allocation. Additionally, the Diversified Income Fund will bear additional expenses based on its pro rata share of the Underlying ETP's operating expenses, including the potential duplication of management fees.

·  Commodities Risk. The commodities industries can be significantly affected by the level and volatility of commodity prices; world events including international monetary and political developments; import controls and worldwide competition;
   exploration and production spending; and tax and other government regulations and economic conditions.

·  Concentration Risk. An Underlying ETP may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is over weighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not over weighted in an industry, group of industries, or sector.

·  Emerging Markets Risk. There is an increased risk of price volatility associated with an Underlying ETP's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

·  Equity Risk. The prices of equity securities in which an Underlying ETP invests rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

·  Foreign Currency Risk. Currency movements may negatively impact the value of an Underlying ETP's investments in securities of foreign issuers even when there is no change in the value of the security in the issuer's home country.
   Under normal circumstances, the Underlying ETPs are not expected to hedge against the risk of currency exchange rate fluctuations, but some Underlying
   ETPs may reserve the right to do so if there is extreme volatility in currency exchange rates.

·  Foreign Securities Risk. An Underlying ETP's investments in securities of foreign issuers involve certain risks including, but not limited to, risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

·  "Growth" Investing Risk. An Underlying ETP may pursue a "growth style" of investing. Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer's future earnings and revenues. If a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.

·  Income Risk. An Underlying ETP may derive dividend and interest income from certain of its investments. This income can vary widely over the short- and long-term. If prevailing market interest rates drop, distribution rates of an
   Underlying ETP's income producing investments may decline which then may adversely affect the Fund's value.

·  Interest Rate Risk. An Underlying ETP's investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an Underlying
   ETP's yield will change over time. During periods when interest rates are low, an Underlying ETP's yield (and total return) also may be low. To the extent that the investment adviser (or sub-adviser) of an Underlying ETP anticipates interest rate trends imprecisely, the Underlying ETP could miss yield opportunities or its share price could fall.

·  Large-Cap Risk. An Underlying ETP may invest in large-cap companies. Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

·  Mid-Cap Risk. An Underlying ETP may invest in mid-cap companies. Mid-sized companies may be more volatile and more likely than large-capitalization companies to have limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

·  Small-Cap Risk. An Underlying ETP may invest in small-cap companies. Small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends. During a period when the performance of small-cap stocks lags other types of investments - large-cap stocks, for instance - the Underlying ETP's performance could be reduced.

·  "Value" Investing Risk. An Underlying ETP may pursue a "value style" of investing.
   "Value style" investing as a strategy may be out of favor in the market for an extended period. Value stocks can perform differently from the market as a whole and from other types of stocks.
Performance
When the Diversified Income Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund's website at www.SiM-Funds.com or by calling the Fund toll-free at 1-855-746-3863 (855-SIM-FUND).

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 28, 2012
SiM Dynamic Allocation Diversified Income Fund (Prospectus Summary) | SiM Dynamic Allocation Diversified Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SiM Dynamic Allocation Diversified Income Fund (the "Diversified Income Fund")
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Diversified Income Fund seeks to provide total return, consisting primarily of growth of income with some long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Diversified Income Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Diversified Income Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the SiM Funds. More information about these and other discounts is available from your financial professional and in the "Shareholder Information" section on page 18 of the Fund's Prospectus and the "Additional Purchase and Redemption
Information" section on page 35 of the Fund's Statement of Additional Information
		("SAI").
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Diversified Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover
		rate was 13.88% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.88%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the SiM Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses does not correlate to the Ratio of Expenses to Average Net Assets Before Expense Reimbursement in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include the 0.28% attributed to acquired fund fees and expenses ("AFFE").
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Diversified Income Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year). Although your actual costs may be
		higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Diversified Income Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Diversified Income Fund is considered a "fund-of-funds" that seeks to achieve its investment objective by primarily investing in exchange-traded funds ("ETFs")
and other exchange-traded products such as exchange-traded notes ("ETNs"), exchange-traded trusts and closed-end funds (collectively, with ETFs and ETNs,
"Underlying ETPs"), that offer diversified exposure to various different types of investments, regions and sectors. The Underlying ETPs can invest in many different types of investments, such as equities (including common stocks and convertible securities), debt securities of all maturities and ratings (including corporate and government debt securities as well as mortgage-backed securities, preferred stocks and high yield securities ("junk bonds")), commodities and real estate investment trusts ("REITs"). The Underlying ETPs may also have exposure to different global regions, foreign countries (including emerging markets), and investment styles (all market capitalizations, as well as both value and growth securities).

In addition to investing in Underlying ETPs, the Diversified Income Fund may
also invest a portion of its portfolio directly in REITs and individual fixed income securities ("Individual Fixed Income Securities") of any maturity, some of which could include investment grade and below investment grade (such as BBB or lower by Standard & Poor's Ratings Services or Fitch Ratings and/or Baa or
lower by Moody's Investors Service, Inc.) securities (known as "high yield securities" or "junk bonds"). Individual Fixed Income Securities in which the
Diversified Income Fund may invest include: corporate bonds, preferred stock, bank and senior loans, emerging market debt, and Rule 144A securities. The
Underlying ETPs, REITs and Individual Fixed Income Securities are referred to collectively in this Prospectus as the "Fund Assets."

The Diversified Income Fund seeks to offer the potential for total return from a high level of income and a low level of capital growth, with exposure to a low level of principal risk. The Diversified Income Fund generally invests at least
60% of its net assets in fixed income securities and at least 15% of its net assets in equity securities. No more than half of the fixed income securities will be invested in high yield securities, whether through the Underlying ETPs or in Individual Fixed Income Securities.

The Diversified Income Fund allocates its investments in the Fund Assets in accordance with the Adviser's outlook for the economy, the financial markets and the relative market valuations of the Fund Assets. The Adviser's outlook is based on the Adviser's research regarding market forces affecting the economy, capital markets, and potential investment sectors, and the Adviser's analysis of historical and projected risk, return, and correlation between the asset classes considered for each Fund. The Adviser then examines a number of possible Fund portfolio compositions of available ETF and individual fixed income security holdings. For potential ETF investments, the Adviser analyzes every individual underlying security within each potential ETF investment. In assessing the underlying ETF holdings, the Adviser analyzes equity styles, sectors, industries, countries, and capitalizations, as well as bond ratings, maturities, and interest rates. The Diversified Income Fund will sell Fund
Assets or reduce investment exposure among market segments, if appropriate, when the Adviser's research methodology as described above indicates a low relative strength of a particular asset class, equity/fixed income style, size, sector, industry, or country market segment, and that such market
		segment(s) is likely to underperform the market as a whole.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Diversified Income Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Losing all or a portion of your investment is a risk of investing in the
Diversified Income Fund. The following additional risks could affect the value of your investment:

Asset Allocation Risk. The selection of the Fund Assets, and the allocation of the Fund Assets among the various market segments, may cause the Diversified
Income Fund to underperform other funds with a similar investment objective that do not employ an asset allocation strategy. Because the risks and returns of different asset classes can vary widely over any given time period, the
Diversified Income Fund's performance could suffer if a particular asset class does not perform as expected.

Closed-End Fund Risk. Secondary market trading prices of shares of closed-end funds should be expected to fluctuate and such prices may be higher or lower than the net asset value ("NAV") of a closed-end fund's portfolio holdings.
There can be no guarantee that shares of a closed-end fund held by the Diversified
Income Fund will not trade at a persistent and ongoing discount. Nor can there be any guarantee that an active market in shares of closed-end funds held by the
Diversified Income Fund will exist. The Diversified Income Fund may not be able to sell closed-end fund shares at a price equal to the NAV of the closed-end fund.

Exchange-Traded Investments Risk. The Diversified Income Fund may invest in ETFs and ETNs. While the risks of owning shares of an ETF or ETN generally reflect the risks of owning the underlying investments of the ETF or ETN, lack of liquidity in an ETF or ETN can result in its value being more volatile than the underlying portfolio investments. While ETFs and ETNs have historically traded at or near the value of their underlying assets, there is no guarantee that they will continue to do so and such shares can trade at prices higher or lower than the value of their underlying assets.

Market Risk. The value of securities the Diversified Income Fund holds or the overall stock market may decline over short or extended periods, which may cause the value of your investment in the Diversified Income Fund to decrease.

Individual Fixed Income Securities Risk. The following risks associated with the
Diversified Income Fund's investment in fixed income securities are also applicable to the Underlying ETPs:

·  Credit Risk. The risk that a decline in the credit quality of an investment could cause the Fund's share price to fall. The Fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations.

·  Fixed Income Risk. The risk that the securities may be paid off earlier or later than expected. Either situation could cause the Fund to hold securities paying lower-than-market rates of interest, which could affect the Fund's yield or share price, sometimes negatively.

·  High Yield Risk. The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer's continuing ability to make principal and interest payments.

·  Interest Rate Risk. The risk that an increase in interest rates typically causes a decline in the value of fixed income and other debt securities. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities.

Real Estate Investment Trusts Risk. Investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.
This risk is also applicable to the Underlying ETPs.

Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for public securities. Rule 144A securities carry the risk that the trading market may not continue.

Underlying Fund Investment Risk. Through its investments in the Underlying ETPs, the Diversified Income Fund will be subject to the risks associated with the
Underlying ETPs' investments, including the possibility that the value of the securities or other assets held by an Underlying ETP could decrease. These risks include any combination of the risks described below, although the Diversified
Income Fund's exposure to a particular risk will be proportionate to the
Diversified Income Fund's overall allocation and Underlying ETP's asset allocation. Additionally, the Diversified Income Fund will bear additional expenses based on its pro rata share of the Underlying ETP's operating expenses, including the potential duplication of management fees.

·  Commodities Risk. The commodities industries can be significantly affected by the level and volatility of commodity prices; world events including international monetary and political developments; import controls and worldwide competition;
   exploration and production spending; and tax and other government regulations and economic conditions.

·  Concentration Risk. An Underlying ETP may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is over weighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not over weighted in an industry, group of industries, or sector.

·  Emerging Markets Risk. There is an increased risk of price volatility associated with an Underlying ETP's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

·  Equity Risk. The prices of equity securities in which an Underlying ETP invests rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

·  Foreign Currency Risk. Currency movements may negatively impact the value of an Underlying ETP's investments in securities of foreign issuers even when there is no change in the value of the security in the issuer's home country.
   Under normal circumstances, the Underlying ETPs are not expected to hedge against the risk of currency exchange rate fluctuations, but some Underlying
   ETPs may reserve the right to do so if there is extreme volatility in currency exchange rates.

·  Foreign Securities Risk. An Underlying ETP's investments in securities of foreign issuers involve certain risks including, but not limited to, risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

·  "Growth" Investing Risk. An Underlying ETP may pursue a "growth style" of investing. Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer's future earnings and revenues. If a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.

·  Income Risk. An Underlying ETP may derive dividend and interest income from certain of its investments. This income can vary widely over the short- and long-term. If prevailing market interest rates drop, distribution rates of an
   Underlying ETP's income producing investments may decline which then may adversely affect the Fund's value.

·  Interest Rate Risk. An Underlying ETP's investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an Underlying
   ETP's yield will change over time. During periods when interest rates are low, an Underlying ETP's yield (and total return) also may be low. To the extent that the investment adviser (or sub-adviser) of an Underlying ETP anticipates interest rate trends imprecisely, the Underlying ETP could miss yield opportunities or its share price could fall.

·  Large-Cap Risk. An Underlying ETP may invest in large-cap companies. Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

·  Mid-Cap Risk. An Underlying ETP may invest in mid-cap companies. Mid-sized companies may be more volatile and more likely than large-capitalization companies to have limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

·  Small-Cap Risk. An Underlying ETP may invest in small-cap companies. Small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends. During a period when the performance of small-cap stocks lags other types of investments - large-cap stocks, for instance - the Underlying ETP's performance could be reduced.

·  "Value" Investing Risk. An Underlying ETP may pursue a "value style" of investing.
   "Value style" investing as a strategy may be out of favor in the market for an extended period. Value stocks can perform differently from the market as a whole
		and from other types of stocks.
Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Diversified Income Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	When the Diversified Income Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund's website at www.SiM-Funds.com or by calling the Fund
		toll-free at 1-855-746-3863 (855-SIM-FUND).
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Diversified Income Fund has been in operation for a full calendar year, performance information will be shown here.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-746-3863 (855-SIM-FUND)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.SiM-Funds.com
SiM Dynamic Allocation Diversified Income Fund (Prospectus Summary) | SiM Dynamic Allocation Diversified Income Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.79%	[1]
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.16%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.63%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-28
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	535
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,490
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,449
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,864
SiM Dynamic Allocation Diversified Income Fund (Prospectus Summary) | SiM Dynamic Allocation Diversified Income Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.23%	[1]
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.85%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.38%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-28
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	341
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,116
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,004
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,286
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	241
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,116
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,004
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,286
SiM Dynamic Allocation Diversified Income Fund (Prospectus Summary) | SiM Dynamic Allocation Diversified Income Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.54%	[1]
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.16%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.38%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-28
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	140
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,086
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,040
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,463

[1]	Total Annual Fund Operating Expenses does not correlate to the Ratio of Expenses to Average Net Assets Before Expense Reimbursement in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include the 0.28% attributed to acquired fund fees and expenses ("AFFE").
[2]	Strategic Income Management, LLC (the "Adviser") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses in order to limit the Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) to 1.35%, 2.10% and 1.10% of average daily net assets of the Fund's Class A, Class C and Class I shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least August 28, 2013, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

SiM Dynamic Allocation Equity Income Fund (Prospectus Summary) | SiM Dynamic Allocation Equity Income Fund
SiM Dynamic Allocation Equity Income Fund (the "Equity Income Fund")
Investment Objective
The Equity Income Fund seeks to provide total return, consisting primarily of long-term capital appreciation with growth of income.
Fees and Expenses of the Equity Income Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Income Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SiM Funds. More information about these and other discounts is available from your financial professional and in the "Shareholder Information" section on page 18 of the Fund's Prospectus and the "Additional Purchase and Redemption
Information" section on page 35 of the Fund's SAI.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees SiM Dynamic Allocation Equity Income Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	none	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SiM Dynamic Allocation Equity Income Fund		Class A	Class C	Class I
Management Fees		0.75%	0.75%	0.75%
Distribution and Service (Rule 12b-1) Fees		0.25%	1.00%	none
Other Expenses		1.58%	0.97%	1.58%
Acquired Fund Fees and Expenses		0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses	[1]	2.82%	2.96%	2.57%
Less: Fee Waiver and/or Expense Reimbursement	[2]	(1.23%)	(0.62%)	(1.23%)
Net Annual Fund Operating Expenses		1.59%	2.34%	1.34%
[1]	Total Annual Fund Operating Expenses does not correlate to Ratio of Expenses to Average Net Assets Before Expense Reimbursement in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include the 0.24% attributed to acquired fund fees and expenses ("AFFE").
[2]	The Adviser has contractually agreed to waive a portion or all of its management fees and pay Fund expenses in order to limit the Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) to 1.35%, 2.10% and 1.10% of average daily net assets of the Fund's Class A, Class C and Class I shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least August 28, 2013, and may be terminated only by the Board. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example
This Example is intended to help you compare the cost of investing in the Equity
Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example SiM Dynamic Allocation Equity Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	703	1,266	1,854	3,440
Class C	337	857	1,503	3,236
Class I	136	682	1,255	2,813

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SiM Dynamic Allocation Equity Income Fund Class C	237	857	1,503	3,236

Portfolio Turnover
The Equity Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal period, the Fund's portfolio turnover rate was 18.30%
of the average value of its portfolio.
Principal Investment Strategies of the Equity Income Fund
The Equity Income Fund is considered a "fund-of-funds" that seeks to achieve its investment objective by primarily investing in ETFs and other exchange-traded products such as ETNs, exchange-traded trusts and closed-end funds (collectively, with ETFs and ETNs, "Underlying ETPs"), that offer diversified exposure to various different types of investments, regions and sectors. The Underlying ETPs can invest in many different types of investments, such as equities (including common stocks and convertible securities), debt securities of all maturities and ratings (including corporate and government debt securities as well as mortgage-
backed securities, preferred stocks and high yield securities ("junk bonds")), commodities and REITs. The Underlying ETPs may also have exposure to different global regions, foreign countries (including emerging markets), and investment styles (all market capitalizations, as well as both value and growth securities).

In addition to investing in Underlying ETPs, the Equity Income Fund may also invest a portion of its portfolio directly in REITs and Individual Fixed Income
Securities of any maturity, some of which could include investment grade and below investment grade (such as BBB or lower by Standard & Poor's Ratings
Services or Fitch Ratings and/or Baa or lower by Moody's Investors Service, Inc.)
securities (known as "high yield securities" or "junk bonds"). Individual Fixed
Income Securities in which the Equity Income Fund may invest include: corporate bonds, preferred stock, bank and senior loans, emerging market debt and Rule
144A securities.

The Equity Income Fund seeks to offer the potential for total return from a medium to high level of capital growth and a medium level of income, with exposure to a medium to high level of principal risk. The Equity Income Fund generally invests at least 80% of its net assets in equity securities and at least 10% of its net assets in fixed income securities. Investments in
Underlying ETPs that invest predominantly in equity securities are considered equity securities for the 80% test. No more than half of the fixed income securities will be invested in high yield securities, whether through the
Underlying ETPs or in Individual Fixed Income Securities.

The Equity Income Fund allocates its investments in the Fund Assets in accordance with the Adviser's outlook for the economy, the financial markets and the relative market valuations of the Fund Assets. The Adviser's outlook is based on the
Adviser's research regarding market forces affecting the economy, capital markets, and potential investment sectors, and the Adviser's analysis of historical and projected risk, return, and correlation between the asset classes considered for each Fund. The Adviser then examines a number of possible Fund portfolio compositions of available ETF and individual fixed income security holdings.
For potential ETF investments, the Adviser analyzes every individual underlying security within each potential ETF investment. In assessing the underlying ETF holdings, the Adviser analyzes equity styles, sectors, industries, countries, and capitalizations, as well as bond ratings, maturities, and interest rates.
The Equity Income Fund will sell Fund Assets or reduce investment exposure among market segments, if appropriate, when the Adviser's research methodology as described above indicates a low relative strength of a particular asset class, equity/fixed income style, size, sector, industry, or country market segment, and that such market segment(s) is likely to underperform the market as a whole.
Principal Risks of Investing in the Equity Income Fund
Losing all or a portion of your investment is a risk of investing in the Equity
Income Fund. The following additional risks could affect the value of your investment:

Asset Allocation Risk. The selection of the Fund Assets, and the allocation of the Fund Assets among the various market segments, may cause the Equity Income
Fund to underperform other funds with a similar investment objective that do not employ an asset allocation strategy. Because the risks and returns of different asset classes can vary widely over any given time period, the Equity Income
Fund's performance could suffer if a particular asset class does not perform as expected.

Closed-End Fund Risk. Secondary market trading prices of shares of closed-end funds should be expected to fluctuate and such prices may be higher or lower than the NAV of a closed-end fund's portfolio holdings. There can be no guarantee that shares of a closed-end fund held by the Equity Income Fund will not trade at a persistent and ongoing discount. Nor can there be any guarantee that an active market in shares of closed-end funds held by the Equity Income Fund will exist. The Equity Income Fund may not be able to sell closed-end fund shares at a price equal to the NAV of the closed-end fund.

Exchange-Traded Investments Risk. The Equity Income Fund may invest in ETFs and
ETNs. While the risks of owning shares of an ETF or ETN generally reflect the risks of owning the underlying investments of the ETF or ETN, lack of liquidity in an ETF or ETN can result in its value being more volatile than the underlying portfolio investments. While ETFs and ETNs have historically traded at or near the value of their underlying assets, there is no guarantee that they will continue to do so and such shares can trade at prices higher or lower than the value of their underlying assets.

Market Risk. The value of securities the Equity Income Fund holds or the overall stock market may decline over short or extended periods, which may cause the value of your investment in the Equity Income Fund to decrease.

Individual Fixed Income Securities Risk. The following risks associated with the
Equity Income Fund's investment in fixed income securities are also applicable to the Underlying ETPs:

·  Credit Risk. The risk that a decline in the credit quality of an investment could cause the Fund's share price to fall. The Fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations.

·  Fixed Income Risk. The risk that the securities may be paid off earlier or later than expected. Either situation could cause the Fund to hold securities paying lower-than-market rates of interest, which could affect the Fund's yield or share price, sometimes negatively.

·  High Yield Risk. The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer's continuing ability to make principal and interest payments.

·  Interest Rate Risk. The risk that an increase in interest rates typically causes a decline in the value of fixed income and other debt securities. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities.

Real Estate Investment Trusts Risk. Investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. This risk is also applicable to the Underlying ETPs.

Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for public securities. Rule 144A securities carry the risk that the trading market may not continue.

Underlying Fund Investment Risk. Through its investments in the Underlying ETPs, the Equity Income Fund will be subject to the risks associated with the
Underlying ETPs' investments, including the possibility that the value of the securities or other assets held by an Underlying ETP could decrease. These risks include any combination of the risks described below, although the Equity Income
Fund's exposure to a particular risk will be proportionate to the Equity Income
Fund's overall allocation and Underlying ETP's asset allocation. Additionally, the Equity Income Fund will bear additional expenses based on its pro rata share of the Underlying ETP's operating expenses, including the potential duplication of management fees.

·  Commodities Risk. The commodities industries can be significantly affected by the level and volatility of commodity prices; world events including international monetary and political developments; import controls and worldwide competition;
   exploration and production spending; and tax and other government regulations and economic conditions.

·  Concentration Risk. An Underlying ETP may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is over weighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not over weighted in an industry, group of industries, or sector.

·  Emerging Markets Risk. There is an increased risk of price volatility associated with an Underlying ETP's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

·  Equity Risk. The prices of equity securities in which an Underlying ETP invests rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

·  Foreign Currency Risk. Currency movements may negatively impact the value of an Underlying ETP's investments in securities of foreign issuers even when there is no change in the value of the security in the issuer's home country.
   Under normal circumstances, the Underlying ETPs do not intend to hedge against the risk of currency exchange rate fluctuations, but some Underlying ETPs may reserve the right to do so if there is extreme volatility in currency exchange rates.

·  Foreign Securities Risk. An Underlying ETP's investments in securities of foreign issuers involve certain risks including, but not limited to, risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

·  "Growth" Investing Risk. An Underlying ETP may pursue a "growth style" of investing. Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer's future earnings and revenues. If a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.

·  Income Risk. An Underlying ETP may derive dividend and interest income from certain of its investments. This income can vary widely over the short- and long-term. If prevailing market interest rates drop, distribution rates of an
   Underlying ETP's income producing investments may decline which then may adversely affect the Fund's value.

·  Interest Rate Risk. An Underlying ETP's investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an Underlying
   ETP's yield will change over time. During periods when interest rates are low, an Underlying ETP's yield (and total return) also may be low. To the extent that the investment adviser (or sub-adviser) of an Underlying ETP anticipates interest rate trends imprecisely, the Underlying ETP could miss yield opportunities or its share price could fall.

·  Large-Cap Risk. An Underlying ETP may invest in large-cap companies. Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

·  Mid-Cap Risk. An Underlying ETP may invest in mid-cap companies. Mid-sized companies may be more volatile and more likely than large-capitalization companies to have limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

·  Small-Cap Risk. An Underlying ETP may invest in small-cap companies. Small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends. During a period when the performance of small-cap stocks lags other types of investments - large-cap stocks, for instance - the Underlying ETP's performance could be reduced.

·  "Value" Investing Risk. An Underlying ETP may pursue a "value style" of investing. "Value style" investing as a strategy may be out of favor in the market for an extended period. Value stocks can perform differently from the market as a whole and from other types of stocks.
Performance
When the Equity Income Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund's website at www.SiM-Funds.com or by calling the
Fund toll-free at 1-855-746-3863 (855-SIM-FUND).

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 28, 2012
SiM Dynamic Allocation Equity Income Fund (Prospectus Summary) | SiM Dynamic Allocation Equity Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SiM Dynamic Allocation Equity Income Fund (the "Equity Income Fund")
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Equity Income Fund seeks to provide total return, consisting primarily of long-term capital appreciation with growth of income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Equity Income Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Income Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SiM Funds. More information about these and other discounts is available from your financial professional and in the "Shareholder Information" section on page 18 of the Fund's Prospectus and the "Additional Purchase and Redemption
		Information" section on page 35 of the Fund's SAI.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Equity Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal period, the Fund's portfolio turnover rate was 18.30%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.30%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SiM Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses does not correlate to Ratio of Expenses to Average Net Assets Before Expense Reimbursement in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include the 0.24% attributed to acquired fund fees and expenses ("AFFE").
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Equity
Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs
		would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Equity Income Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Equity Income Fund is considered a "fund-of-funds" that seeks to achieve its investment objective by primarily investing in ETFs and other exchange-traded products such as ETNs, exchange-traded trusts and closed-end funds (collectively, with ETFs and ETNs, "Underlying ETPs"), that offer diversified exposure to various different types of investments, regions and sectors. The Underlying ETPs can invest in many different types of investments, such as equities (including common stocks and convertible securities), debt securities of all maturities and ratings (including corporate and government debt securities as well as mortgage-
backed securities, preferred stocks and high yield securities ("junk bonds")), commodities and REITs. The Underlying ETPs may also have exposure to different global regions, foreign countries (including emerging markets), and investment styles (all market capitalizations, as well as both value and growth securities).

In addition to investing in Underlying ETPs, the Equity Income Fund may also invest a portion of its portfolio directly in REITs and Individual Fixed Income
Securities of any maturity, some of which could include investment grade and below investment grade (such as BBB or lower by Standard & Poor's Ratings
Services or Fitch Ratings and/or Baa or lower by Moody's Investors Service, Inc.)
securities (known as "high yield securities" or "junk bonds"). Individual Fixed
Income Securities in which the Equity Income Fund may invest include: corporate bonds, preferred stock, bank and senior loans, emerging market debt and Rule
144A securities.

The Equity Income Fund seeks to offer the potential for total return from a medium to high level of capital growth and a medium level of income, with exposure to a medium to high level of principal risk. The Equity Income Fund generally invests at least 80% of its net assets in equity securities and at least 10% of its net assets in fixed income securities. Investments in
Underlying ETPs that invest predominantly in equity securities are considered equity securities for the 80% test. No more than half of the fixed income securities will be invested in high yield securities, whether through the
Underlying ETPs or in Individual Fixed Income Securities.

The Equity Income Fund allocates its investments in the Fund Assets in accordance with the Adviser's outlook for the economy, the financial markets and the relative market valuations of the Fund Assets. The Adviser's outlook is based on the
Adviser's research regarding market forces affecting the economy, capital markets, and potential investment sectors, and the Adviser's analysis of historical and projected risk, return, and correlation between the asset classes considered for each Fund. The Adviser then examines a number of possible Fund portfolio compositions of available ETF and individual fixed income security holdings.
For potential ETF investments, the Adviser analyzes every individual underlying security within each potential ETF investment. In assessing the underlying ETF holdings, the Adviser analyzes equity styles, sectors, industries, countries, and capitalizations, as well as bond ratings, maturities, and interest rates.
The Equity Income Fund will sell Fund Assets or reduce investment exposure among market segments, if appropriate, when the Adviser's research methodology as described above indicates a low relative strength of a particular asset class, equity/fixed income style, size, sector, industry, or country market segment,
		and that such market segment(s) is likely to underperform the market as a whole.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Equity Income Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Losing all or a portion of your investment is a risk of investing in the Equity
Income Fund. The following additional risks could affect the value of your investment:

Asset Allocation Risk. The selection of the Fund Assets, and the allocation of the Fund Assets among the various market segments, may cause the Equity Income
Fund to underperform other funds with a similar investment objective that do not employ an asset allocation strategy. Because the risks and returns of different asset classes can vary widely over any given time period, the Equity Income
Fund's performance could suffer if a particular asset class does not perform as expected.

Closed-End Fund Risk. Secondary market trading prices of shares of closed-end funds should be expected to fluctuate and such prices may be higher or lower than the NAV of a closed-end fund's portfolio holdings. There can be no guarantee that shares of a closed-end fund held by the Equity Income Fund will not trade at a persistent and ongoing discount. Nor can there be any guarantee that an active market in shares of closed-end funds held by the Equity Income Fund will exist. The Equity Income Fund may not be able to sell closed-end fund shares at a price equal to the NAV of the closed-end fund.

Exchange-Traded Investments Risk. The Equity Income Fund may invest in ETFs and
ETNs. While the risks of owning shares of an ETF or ETN generally reflect the risks of owning the underlying investments of the ETF or ETN, lack of liquidity in an ETF or ETN can result in its value being more volatile than the underlying portfolio investments. While ETFs and ETNs have historically traded at or near the value of their underlying assets, there is no guarantee that they will continue to do so and such shares can trade at prices higher or lower than the value of their underlying assets.

Market Risk. The value of securities the Equity Income Fund holds or the overall stock market may decline over short or extended periods, which may cause the value of your investment in the Equity Income Fund to decrease.

Individual Fixed Income Securities Risk. The following risks associated with the
Equity Income Fund's investment in fixed income securities are also applicable to the Underlying ETPs:

·  Credit Risk. The risk that a decline in the credit quality of an investment could cause the Fund's share price to fall. The Fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations.

·  Fixed Income Risk. The risk that the securities may be paid off earlier or later than expected. Either situation could cause the Fund to hold securities paying lower-than-market rates of interest, which could affect the Fund's yield or share price, sometimes negatively.

·  High Yield Risk. The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer's continuing ability to make principal and interest payments.

·  Interest Rate Risk. The risk that an increase in interest rates typically causes a decline in the value of fixed income and other debt securities. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities.

Real Estate Investment Trusts Risk. Investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. This risk is also applicable to the Underlying ETPs.

Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for public securities. Rule 144A securities carry the risk that the trading market may not continue.

Underlying Fund Investment Risk. Through its investments in the Underlying ETPs, the Equity Income Fund will be subject to the risks associated with the
Underlying ETPs' investments, including the possibility that the value of the securities or other assets held by an Underlying ETP could decrease. These risks include any combination of the risks described below, although the Equity Income
Fund's exposure to a particular risk will be proportionate to the Equity Income
Fund's overall allocation and Underlying ETP's asset allocation. Additionally, the Equity Income Fund will bear additional expenses based on its pro rata share of the Underlying ETP's operating expenses, including the potential duplication of management fees.

·  Commodities Risk. The commodities industries can be significantly affected by the level and volatility of commodity prices; world events including international monetary and political developments; import controls and worldwide competition;
   exploration and production spending; and tax and other government regulations and economic conditions.

·  Concentration Risk. An Underlying ETP may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is over weighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not over weighted in an industry, group of industries, or sector.

·  Emerging Markets Risk. There is an increased risk of price volatility associated with an Underlying ETP's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

·  Equity Risk. The prices of equity securities in which an Underlying ETP invests rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

·  Foreign Currency Risk. Currency movements may negatively impact the value of an Underlying ETP's investments in securities of foreign issuers even when there is no change in the value of the security in the issuer's home country.
   Under normal circumstances, the Underlying ETPs do not intend to hedge against the risk of currency exchange rate fluctuations, but some Underlying ETPs may reserve the right to do so if there is extreme volatility in currency exchange rates.

·  Foreign Securities Risk. An Underlying ETP's investments in securities of foreign issuers involve certain risks including, but not limited to, risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

·  "Growth" Investing Risk. An Underlying ETP may pursue a "growth style" of investing. Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer's future earnings and revenues. If a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.

·  Income Risk. An Underlying ETP may derive dividend and interest income from certain of its investments. This income can vary widely over the short- and long-term. If prevailing market interest rates drop, distribution rates of an
   Underlying ETP's income producing investments may decline which then may adversely affect the Fund's value.

·  Interest Rate Risk. An Underlying ETP's investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an Underlying
   ETP's yield will change over time. During periods when interest rates are low, an Underlying ETP's yield (and total return) also may be low. To the extent that the investment adviser (or sub-adviser) of an Underlying ETP anticipates interest rate trends imprecisely, the Underlying ETP could miss yield opportunities or its share price could fall.

·  Large-Cap Risk. An Underlying ETP may invest in large-cap companies. Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

·  Mid-Cap Risk. An Underlying ETP may invest in mid-cap companies. Mid-sized companies may be more volatile and more likely than large-capitalization companies to have limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

·  Small-Cap Risk. An Underlying ETP may invest in small-cap companies. Small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends. During a period when the performance of small-cap stocks lags other types of investments - large-cap stocks, for instance - the Underlying ETP's performance could be reduced.

·  "Value" Investing Risk. An Underlying ETP may pursue a "value style" of investing. "Value style" investing as a strategy may be out of favor in the market for an extended period. Value stocks can perform differently from the
		market as a whole and from other types of stocks.
Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Equity Income Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	When the Equity Income Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund's website at www.SiM-Funds.com or by calling the
		Fund toll-free at 1-855-746-3863 (855-SIM-FUND).
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Equity Income Fund has been in operation for a full calendar year, performance information will be shown here.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-746-3863 (855-SIM-FUND)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.SiM-Funds.com
SiM Dynamic Allocation Equity Income Fund (Prospectus Summary) | SiM Dynamic Allocation Equity Income Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.82%	[1]
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.23%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.59%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-28
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	703
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,266
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,854
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,440
SiM Dynamic Allocation Equity Income Fund (Prospectus Summary) | SiM Dynamic Allocation Equity Income Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.97%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.96%	[1]
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.34%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-28
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	337
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	857
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,503
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,236
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	237
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	857
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,503
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,236
SiM Dynamic Allocation Equity Income Fund (Prospectus Summary) | SiM Dynamic Allocation Equity Income Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.57%	[1]
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.23%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.34%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-28
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	136
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	682
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,255
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,813

[1]	Total Annual Fund Operating Expenses does not correlate to Ratio of Expenses to Average Net Assets Before Expense Reimbursement in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include the 0.24% attributed to acquired fund fees and expenses ("AFFE").
[2]	The Adviser has contractually agreed to waive a portion or all of its management fees and pay Fund expenses in order to limit the Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) to 1.35%, 2.10% and 1.10% of average daily net assets of the Fund's Class A, Class C and Class I shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least August 28, 2013, and may be terminated only by the Board. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.